UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

ATAC Credit Rotation ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

ATAC Credit Rotation ETF

Ticker: JOJO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the ATAC Credit Rotation ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.atacfunds.com/jojo. You can also request this information by contacting us at 855-282-2386 or by writing to the ATAC Credit Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Credit Rotation ETF	$102	0.98%

Cumulative Performance

(Initial Investment of $10,000)

ATAC Credit Rotation ETF - $9,188
Bloomberg U.S. Aggregate Bond Index - $9,692
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$7,000
7/15/2021
11/30/2021
4/30/2022
9/30/2022
2/28/2023
7/31/2023
12/31/2023
5/31/2024
10/31/2024
3/31/2025
8/31/2025

Annual Performance

Annualized Returns for the Periods Ended August 31, 2025	1 Year	Since Inception (7/15/21)
ATAC Credit Rotation ETF	7.60%	-2.03%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.75%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.atacfunds.com/jojo for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the fiscal period, the Fund generated a total return of 7.60% (NAV). This compares to the 3.03% total return of the ATAC Credit-On/Credit-Off Index (the index whose credit-on/credit-off signals the Fund follows) and the 3.14% total return of the benchmark Bloomberg U.S. Aggregate Bond Index for the same period. During the reporting period, global financial markets were significantly influenced by moderating inflation and shifting expectations around interest rates, with stocks and credit markets rallying on growing confidence that slowing price pressures would allow for potential rate cuts heading into 2025.

What factors influenced performance?

Rotations across high yield bond ETFs and Treasuries worked well this year particularly around the tariff volatility of late March. As expectations for a shift in Fed policy took place, long duration Treasuries in particular did well, allowing the fund to benefit.

Positioning

Both high yield bond ETFs and Treasury ETFs were additive to the fund’s performance overall.

ATAC Credit Rotation ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$6,522
Number of Holdings	4
Net Advisory Fee Paid	$49,552
Portfolio Turnover Rate	1,141%

What did the Fund invest in?

(as of August 31, 2025)

Sector Breakdown

(% of total net assets)

Top Holdings	(% of total net assets)
iShares iBoxx $ High Yield Corporate Bond ETF (a)	69.7
Xtrackers USD High Yield Corporate Bond ETF (a)	30.1

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective May 2, 2025, Tactical Rotation Management, LLC ("TRM") began serving as sub-adviser to the Fund. There were no changes to the Fund's portfolio managers as a result of that change. TRM is responsible for the selection of the securities purchased and sold by the Fund.

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I (the "Trust"), including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com/jojo.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

ATAC US Rotation ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

ATAC US Rotation ETF

Ticker: RORO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the ATAC US Rotation ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at 855-282-2386 or by writing to the ATAC US Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC US Rotation ETF	$95	0.98%

Cumulative Performance

(Initial Investment of $10,000)

ATAC US Rotation ETF - $8,687
S&P 500® Total Return Index - $19,221
$20,000
$17,500
$15,000
$12,500
$10,000
$7,500
$5,000
11/17/2020
4/30/2021
10/31/2021
4/30/2022
10/31/2022
4/30/2023
10/31/2023
4/30/2024
10/31/2024
4/30/2025
8/31/2025

Annual Performance

Annualized Returns for the Periods Ended August 31, 2025	1 Year	Since Inception (11/17/20)
ATAC US Rotation ETF	-5.93%	-2.90%
S&P 500® Total Return Index	15.88%	14.63%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.atacfunds.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the fiscal period, the ATAC US Rotation ETF generated a total return of –5.93% (NAV) for the one-year period ended October 24, 2025, the date of liquidation. Since inception on November 17, 2020, the Fund achieved an annualized return of –2.90% (NAV). This compares to the 15.88% total return of the S&P 500 Total Return Index over the same one-year period and 14.63% annualized return since the Fund’s inception.

During the reporting period, financial markets were characterized by continued volatility across both equity and fixed income segments. Investor sentiment shifted in response to persistent inflation pressures, fluctuating expectations for Federal Reserve policy, and heightened uncertainty regarding economic growth. These macroeconomic headwinds created challenges for tactical rotation strategies, particularly those designed to move defensively between risk-on and risk-off exposures.

What factors influenced performance?

Performance was primarily influenced by the Fund’s tactical shifts between high yield bond ETFs and Treasury ETFs. During several months in 2025, rotations toward Treasuries in anticipation of rate declines were hindered by stronger-than-expected inflation data, while risk-on allocations to high yield credit underperformed during periods of market retrenchment. This environment limited the effectiveness of the Fund’s rotational signals, leading to negative relative performance versus broader equity benchmarks.

Positioning

Throughout the fiscal period, the Fund maintained its systematic rotation approach between high yield bond ETFs and Treasury ETFs, in line with the ATAC model’s risk management process. Although both asset classes contributed at various times, the cumulative impact was insufficient to offset market headwinds. The Fund’s defensive postures in particular weighed on results as equity markets rallied strongly into mid-2025.

ATAC US Rotation ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$3,493
Number of Holdings	4
Net Advisory Fee Paid	$48,104
Portfolio Turnover Rate	1,735%

What did the Fund invest in?

(as of August 31, 2025)

Sector Breakdown

(% of total net assets)

Top Holdings	(% of total net assets)
iShares 10-20 Year Treasury Bond ETF	65.5
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	34.4

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective May 2, 2025, Tactical Rotation Management, LLC ("TRM") began serving as sub-adviser to the Fund. There were no changes to the Fund's portfolio managers as a result of that change.

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I (the "Trust"), Including the fund.

On October 3, 2025, the Board of Trustees of the Trust, at the recommendation of Tidal Investments LLC, the Fund's investment adviser, and Tactical Rotation Management, LLC, the Fund's sub-adviser, approved the closure and liquidation of the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

ATAC Rotation Fund Tailored Shareholder Report

annual shareholder report August 31, 2025

ATAC Rotation Fund

Ticker: ATACX

This annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.atacfunds.com/atacx/. You can also request this information by contacting us at 855-282-2386 or by writing to the ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund - Investor Class	$185	1.75%

Cumulative Performance

(Initial Investment of $10,000)

ATAC Rotation Fund - Investor Class - $18,581
S&P 500® Total Return Index - $39,076
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
9/1/2015
9/30/2016
10/31/2017
11/30/2018
12/31/2019
1/31/2021
2/28/2022
3/31/2023
4/30/2024
8/31/2025

Annual Performance

Annualized Returns for the Periods Ended August 31, 2025	1 Year	5 Year	10 Year
ATAC Rotation Fund - Investor Class	10.91%	-1.33%	6.41%
S&P 500 Total Return Index	15.88%	14.74%	14.60%

The Fund’s (and the Predecessor Funds’) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. You can visit www.atacfunds.com/atacx/ for more recent performance information.

This report describes changes to the Fund that occurred during the reporting period.

On July 14, 2025, the ATAC Rotation Fund, a series of Managed Portfolio Series (the "Predecessor Fund") reorganized into the Fund (the “Reorganization”). The returns shown for periods prior to the Reorganization are those of the Predecessor Fund.

How did the Fund perform last year and what affected its performance?

During the fiscal period, the ATAC Rotation generated a total return of 10.91% (NAV) for the Investor Class, and 11.19% (NAV) for the Institutional Class. This compares to a 15.88% total return for the S&P 500® Index over the same period. Global equity markets were significantly influenced by shifting expectations around inflation and interest rates. Stocks broadly rallied on growing confidence that cooling inflation would allow central banks to pivot toward monetary easing heading into 2025. Indeed, the Federal Reserve cut rates and initiated additional quarter-point rate reductions by mid-2025. Against this backdrop, equities advanced while volatility for the most part remained suppressed, making it difficult to benefit from risk-off sequences.

What factors influenced performance?

Several key factors drove the Fund’s performance during the reporting period. First, the narrow leadership of the equity market early in the period presented challenges. Much of the stock market’s gains were driven by a handful of mega-cap technology stocks, whereas the Fund’s risk-on allocations emphasized broader segments like small-cap and emerging market equities. These segments underperformed large-cap benchmarks, limiting the Fund’s returns relative to a pure large-cap index during those stretches. Secondly, interest rate dynamics reduced the efficacy of the Fund’s defensive allocations. Notably, stocks and bonds at times moved in the same direction – a positive correlation that weakened the traditional “risk-off” benefits of Treasuries as a hedge. In periods when equities turned volatile, Treasuries did not rally as they historically might, which diminished risk mitigation for the Fund. On the other hand, the Fund benefited when market trends shifted. As the rally broadened beyond the top few stocks and volatility signals turned “risk-on,” the Fund rotated aggressively into equities. Leveraged exposure to equities during these favorable risk-on environments proved particularly advantageous, helping to amplify the Fund’s gains once market breadth improved. Security selection and tactical asset allocation decisions – such as rotating out of Treasuries and into equities at opportune moments – thus had a positive impact on performance for the year.

Positioning

Top Contributors:

Leveraged small-cap equity exposure – The Fund’s use of leverage to increase exposure to small-cap stocks during risk-on rallies added significantly to returns, as those positions climbed in value alongside broader equity market gains.

Top Detractors:

Emerging market equities underperformance – The Fund’s allocations to emerging market stocks lagged, as these markets did not keep pace with the strong performance of U.S. equities during the period. This relative underperformance in risk-on cycles dampened the Fund’s overall return.

Treasury bond positioning – Defensive rotations into long-duration U.S. Treasuries detracted from performance. High inflation and interest rates pressured bond prices, meaning the Fund’s Treasury holdings did not provide the positive returns or diversification expected during equity pullbacks. This challenging bond environment modestly weighed on the Fund’s results for the year.

ATAC Rotation Fund Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$9,900
Number of Holdings	6
Net Advisory Fee Paid	$383,984
Portfolio Turnover Rate	1,327%

What did the Fund invest in?

(as of August 31, 2025)

Sector Breakdown

(% of total net assets)

Top Issuers	(% of total net assets)
iShares Core S&P Small-Cap ETF(a)	34.7
Schwab US Small-Cap ETF	24.9
Direxion Daily Small Cap Bull 3X Shares	15.0
iShares Russell 2000 ETF	14.9
SPDR Portfolio S&P 600 Small Cap ETF	9.9

How has the Fund changed?

On July 14, 2025, the Predecessor Fund reorganized into the Fund. The performance figures for Institutional Class and Investor Class shares of the Fund for periods prior to the Reorganization reflect the historical performance of the Institutional Class and Investor Class shares, respectively, of the Predecessor Fund. The Fund assumed the assets and liabilities of the Predecessor Fund.

The Fund has the same investment objective and principal investment strategies as the Predecessor Fund. The Fund has the same investment adviser as the Predecessor Fund. In connection with the Reorganization, Tactical Rotation Management, LLC began serving as the Fund's investment sub-adviser. The same portfolio managers that manage the Fund previously managed the Predecessor Fund.

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator of each series of Tidal Trust I (the "Trust'), including the Fund.

Changes in and Disagreements with Accountants

In connection with the Reorganization, on May 29th, 2025, the Trust's Audit Committee approved the decision to appoint Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm. Prior to the Reorganization, Cohen & Company, Ltd. served as the independent registered public accounting firm to the Predecessor Fund.

There were no disagreements with accountants.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com/atacx/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

ATAC Rotation Fund Tailored Shareholder Report

annual shareholder report August 31, 2025

ATAC Rotation Fund

Ticker: ATCIX

This annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.atacfunds.com/atacx. You can also request this information by contacting us at 855-282-2386 or by writing to the ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund - Institutional Class	$158	1.50%

Cumulative Performance

(Initial Investment of $10,000)

ATAC Rotation Fund - Institutional Class - $14,910
S&P 500® Total Return Index - $27,474
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
3/26/2018
12/31/2018
10/31/2019
8/31/2020
6/30/2021
4/30/2022
2/28/2023
12/31/2023
10/31/2024
8/31/2025

Annual Performance

Annualized Returns for the Periods Ended August 31, 2025	1 Year	5 Year	Since Inception (3/26/2018)
ATAC Rotation Fund - Institutional Class	11.19%	-1.08%	5.52%
S&P 500 Total Return Index	15.88%	14.74%	14.56%

The Fund’s (and the Predecessor Funds’) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. You can visit www.atacfunds.com/atacx/ for more recent performance information.

This report describes changes to the Fund that occurred during the reporting period.

On July 14, 2025, the ATAC Rotation Fund, a series of Managed Portfolio Series (the "Predecessor Fund") reorganized into the Fund (the “Reorganization”). The returns shown for periods prior to the Reorganization are those of the Predecessor Fund.

How did the Fund perform last year and what affected its performance?

During the fiscal period, the ATAC Rotation generated a total return of 10.91% (NAV) for the Investor Class, and 11.19% (NAV) for the Institutional Class. This compares to a 15.88% total return for the S&P 500® Index over the same period. Global equity markets were significantly influenced by shifting expectations around inflation and interest rates. Stocks broadly rallied on growing confidence that cooling inflation would allow central banks to pivot toward monetary easing heading into 2025. Indeed, the Federal Reserve cut rates and initiated additional quarter-point rate reductions by mid-2025. Against this backdrop, equities advanced while volatility for the most part remained suppressed, making it difficult to benefit from risk-off sequences.

What factors influenced performance?

Several key factors drove the Fund’s performance during the reporting period. First, the narrow leadership of the equity market early in the period presented challenges. Much of the stock market’s gains were driven by a handful of mega-cap technology stocks, whereas the Fund’s risk-on allocations emphasized broader segments like small-cap and emerging market equities. These segments underperformed large-cap benchmarks, limiting the Fund’s returns relative to a pure large-cap index during those stretches. Secondly, interest rate dynamics reduced the efficacy of the Fund’s defensive allocations. Notably, stocks and bonds at times moved in the same direction – a positive correlation that weakened the traditional “risk-off” benefits of Treasuries as a hedge. In periods when equities turned volatile, Treasuries did not rally as they historically might, which diminished risk mitigation for the Fund. On the other hand, the Fund benefited when market trends shifted. As the rally broadened beyond the top few stocks and volatility signals turned “risk-on,” the Fund rotated aggressively into equities. Leveraged exposure to equities during these favorable risk-on environments proved particularly advantageous, helping to amplify the Fund’s gains once market breadth improved. Security selection and tactical asset allocation decisions – such as rotating out of Treasuries and into equities at opportune moments – thus had a positive impact on performance for the year.

Positioning

Top Contributors:

Leveraged small-cap equity exposure – The Fund’s use of leverage to increase exposure to small-cap stocks during risk-on rallies added significantly to returns, as those positions climbed in value alongside broader equity market gains.

Top Detractors:

Emerging market equities underperformance – The Fund’s allocations to emerging market stocks lagged, as these markets did not keep pace with the strong performance of U.S. equities during the period. This relative underperformance in risk-on cycles dampened the Fund’s overall return.

Treasury bond positioning – Defensive rotations into long-duration U.S. Treasuries detracted from performance. High inflation and interest rates pressured bond prices, meaning the Fund’s Treasury holdings did not provide the positive returns or diversification expected during equity pullbacks. This challenging bond environment modestly weighed on the Fund’s results for the year.

ATAC Rotation Fund Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$39,612
Number of Holdings	6
Net Advisory Fee Paid	$383,984
Portfolio Turnover Rate	1,327%

What did the Fund invest in?

(as of August 31, 2025)

Sector Breakdown

(% of total net assets)

Top Issuers	(% of total net assets)
iShares Core S&P Small-Cap ETF(a)	34.7
Schwab US Small-Cap ETF	24.9
Direxion Daily Small Cap Bull 3X Shares	15.0
iShares Russell 2000 ETF	14.9
SPDR Portfolio S&P 600 Small Cap ETF	9.9

How has the Fund changed?

On July 14, 2025, the Predecessor Fund reorganized into the Fund. The performance figures for Institutional Class and Investor Class shares of the Fund for periods prior to the Reorganization reflect the historical performance of the Institutional Class and Investor Class shares, respectively, of the Predecessor Fund. The Fund assumed the assets and liabilities of the Predecessor Fund.

The Fund has the same investment objective and principal investment strategies as the Predecessor Fund. The Fund has the same investment adviser as the Predecessor Fund. In connection with the Reorganization, Tactical Rotation Management, LLC began serving as the Fund's investment sub-adviser. The same portfolio managers that manage the Fund previously managed the Predecessor Fund.

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator of each series of Tidal Trust I (the "Trust'), including the Fund.

Changes in and Disagreements with Accountants

In connection with the Reorganization, on May 29th, 2025, the Trust's Audit Committee approved the decision to appoint Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm. Prior to the Reorganization, Cohen & Company, Ltd. served as the independent registered public accounting firm to the Predecessor Fund.

There were no disagreements with accountants.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com/atacx.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ATAC US Rotation ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,500	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	$2,625
( d ) All Other Fees	N/A	N/A

ATAC Credit Rotation ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,500	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	$2,625
( d ) All Other Fees	N/A	N/A

ATAC Rotation Fund

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$15,000	$16,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	$3,500
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements
August 31, 2025

Tidal Trust I
ATAC Credit Rotation ETF	| JOJO	| NYSE Arca, Inc.
ATAC US Rotation ETF	| RORO	| NYSE Arca, Inc.

ATAC ETFs

ATAC Credit Rotation ETF

Schedule of Investments

August 31, 2025

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	56,250	$4,548,375
Xtrackers USD High Yield Corporate Bond ETF(a)	53,029	1,962,073

TOTAL EXCHANGE TRADED FUNDS (Cost $6,510,268)		6,510,448

SHORT-TERM INVESTMENTS - 51.5%
Investments Purchased with Collateral from Securities Lending - 51.2%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(c)	3,338,797	3,338,797

Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(c)	16,786	16,786

TOTAL SHORT-TERM INVESTMENTS (Cost $3,355,583)		3,355,583

TOTAL INVESTMENTS - 151.3% (Cost $9,865,851)		$9,866,031
Liabilities in Excess of Other Assets - (51.3)%		(3,344,034)
TOTAL NET ASSETS - 100.0%		$6,521,997

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of this security is on loan as of August 31, 2025. The total market value of these securities was $3,262,539 which represented 50.0% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

ATAC US Rotation ETF

Schedule of Investments

August 31, 2025

EXCHANGE TRADED FUNDS - 99.9%	Shares	Value
iShares 10-20 Year Treasury Bond ETF(a)(b)	22,669	$2,287,756
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF(a)	18,918	1,202,806

TOTAL EXCHANGE TRADED FUNDS (Cost $3,528,617)		3,490,562

SHORT-TERM INVESTMENTS - 29.8%
Investments Purchased with Collateral from Securities Lending - 29.6%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(c)	1,035,000	1,035,000

Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(c)	5,296	5,296

TOTAL SHORT-TERM INVESTMENTS (Cost $1,040,296)		1,040,296

TOTAL INVESTMENTS - 129.7% (Cost $4,568,913)		$4,530,858
Liabilities in Excess of Other Assets - (29.7)%		(1,037,903)
TOTAL NET ASSETS - 100.0%		$3,492,955

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	All or a portion of this security is on loan as of August 31, 2025. The total market value of these securities was $1,009,200 which represented 28.9% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

August 31, 2025

	ATAC Credit Rotation ETF	ATAC US Rotation ETF
ASSETS:
Investments, at value (cost $9,865,851 and $4,568,913) (Note 2)	$9,866,031	$4,530,858
Securities lending income receivable (Note 5)	229	192
Interest receivable	90	15
Total assets	9,866,350	4,531,065

LIABILITIES:
Payable upon return of securities loaned (value included in investments $3,262,539 and $1,009,200) (Note 5)	3,338,797	1,035,000
Payable to adviser (Note 4)	5,556	3,110
Total liabilities	3,344,353	1,038,110
NET ASSETS	$6,521,997	$3,492,955

NET ASSETS CONSISTS OF:
Paid-in capital	$8,514,049	$11,863,862
Total distributable earnings/(accumulated losses)	(1,992,052)	(8,370,907)
Total Net Assets	$6,521,997	$3,492,955

Net assets	$6,521,997	$3,492,955
Shares issued and outstanding(a)	425,000	225,000
Net asset value per share	$15.35	$15.52

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended August 31, 2025

	ATAC Credit Rotation ETF	ATAC US Rotation ETF
INVESTMENT INCOME:
Dividend income	$256,562	$129,966
Interest income	774	551
Securities lending income (Note 5)	6,962	4,314
Total investment income	264,298	134,831

EXPENSES:
Investment advisory fee (Note 4)	63,204	61,357
Total expenses	63,204	61,357
Expense reimbursement by Adviser (Note 4)	(13,652)	(13,253)
Net expenses	49,552	48,104
NET INVESTMENT INCOME (LOSS)	214,746	86,727

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(15,617)	(297,933)
In-kind redemptions	13,288	(102,390)
(Net realized gain (loss)	(2,329)	(400,323)
Net change in unrealized appreciation (depreciation) on:
Investments	1,943	28,457
Net change in unrealized appreciation (depreciation)	1,943	28,457
Net realized and unrealized gain (loss)	(386)	(371,866)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$214,360	$(285,139)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	ATAC Credit Rotation ETF		ATAC US Rotation ETF
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
OPERATIONS:
Net investment income (loss)	$214,746	$154,059	$86,727	$142,604
Net realized gain (loss)	(2,329)	93,876	(400,323)	733,546
Net change in unrealized appreciation (depreciation)	1,943	(74,543)	28,457	(584,130)
Net increase (decrease) in net assets resulting from operations	214,360	173,392	(285,139)	292,020

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(214,746)	(154,100)	(86,727)	(142,604)
Return of capital	(25,277)	(14,552)	(110,396)	(101,487)
Total distributions to shareholders	(240,023)	(168,652)	(197,123)	(244,091)

CAPITAL TRANSACTIONS:
Subscriptions	13,854,437	—	—	12,118,693
Redemptions	(10,303,620)	(2,185,358)	(3,302,163)	(15,787,528)
Net increase (decrease) in net assets from capital transactions	3,550,817	(2,185,358)	(3,302,163)	(3,668,835)

NET INCREASE (DECREASE) IN NET ASSETS	3,525,154	(2,180,618)	(3,784,425)	3,620,906

NET ASSETS:
Beginning of the period	2,996,843	5,177,461	7,277,380	10,898,286
End of the period	$6,521,997	$2,996,843	$3,492,955	$7,277,380

SHARES TRANSACTIONS
Subscriptions	925,000	—	—	675,000
Redemptions	(700,000)	(150,000)	(200,000)	(900,000)
Total increase (decrease) in shares outstanding	225,000	(150,000)	(200,000)	(225,000)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	ATAC Credit Rotation ETF
					Period Ended
	Year Ended	Year Ended	Year Ended	Year Ended	August 31,
	August 31, 2025	August 31, 2024	August 31, 2023	August 31, 2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$14.98	$14.79	$15.52	$20.14	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.63	0.60	0.63	0.30	0.00(e)
Net realized and unrealized gain (loss)(d)	0.48	0.25	(0.73)	(4.14)	0.16
Total from investment operations	1.11	0.85	(0.10)	(3.84)	0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.60)	(0.63)	(0.63)	(0.02)
Return of capital	(0.08)	(0.06)	(0.00)(e)	(0.15)	—
Total distributions	(0.74)	(0.66)	(0.63)	(0.78)	(0.02)

CAPITAL TRANSACTIONS:
Net asset value, end of period	$15.35	$14.98	$14.79	$15.52	$20.14

TOTAL RETURN(f)	7.60%	6.01%	(0.62)%	(19.58)%	0.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,522	$2,997	$5,177	$6,210	$4,028
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(g)(h)	1.25%	1.25%	1.25%	1.25%	1.25%
After Investment Advisory Fees waived(g)(h)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets(g)(h)	4.25%	4.17%	4.19%	1.68%	0.11%
Portfolio turnover rate(f)(i)	1,141%	1,440%	1,559%	1,950%	174%

(a)	Inception date of the Fund was July 15, 2021.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

(f)	Not annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Annualized for periods less than one year.

(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	ATAC US Rotation ETF
					Period Ended
	Year Ended	Year Ended	Year Ended	Year Ended	August 31,
	August 31, 2025	August 31, 2024	August 31, 2023	August 31, 2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$17.12	$16.77	$14.16	$24.51	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.29	0.23	0.26	0.16	0.06
Net realized and unrealized gain (loss)(d)	(1.27)	0.53	2.73	(9.88)	4.45
Total from investment operations	(0.98)	0.76	2.99	(9.72)	4.51

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.24)	(0.27)	(0.63)	—
Return of capital	(0.35)	(0.17)	(0.11)	—	—
Total distributions	(0.62)	(0.41)	(0.38)	(0.63)	—

CAPITAL TRANSACTIONS:
Net asset value, end of period	$15.52	$17.12	$16.77	$14.16	$24.51

TOTAL RETURN(e)	(5.93)%	4.53%	21.52%	(40.69)%	22.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,493	$7,277	$10,898	$7,788	$41,056
Ratio of expenses to average net assets:
Before Investment Advisory Fees waived(f)(g)	1.25%	1.25%	1.25%	1.25%	1.25%
After Investment Advisory Fees waived(f)(g)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets(f)(g)	1.77%	1.33%	1.71%	0.81%	0.33%
Portfolio turnover rate(e)(h)	1,735%	1,855%	1,452%	1,212%	678%

(a)	Inception date of the Fund was November 17, 2020.

(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

(f)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Annualized for periods less than one year.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2025

NOTE 1 - ORGANIZATION

The ATAC Credit Rotation ETF and ATAC US Rotation ETF (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Funds commenced operations as non-diversified series of the Trust; however, the Funds continuously operated as diversified for three years and as of July 15, 2024, and November 17, 2023, respectively, ATAC Credit Rotation ETF and ATAC US Rotation ETF are now classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Effective May 2, 2025, Tactical Rotation Management (“TRM,” or the “Sub-Adviser”), serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The ATAC Credit Rotation ETF commenced operations on July 15, 2021 and the ATAC US Rotation ETF commenced operations on November 17, 2020.

The investment objective of the ATAC Credit Rotation ETF is to seek current income and long-term capital appreciation. The investment objective of the ATAC US Rotation ETF is to seek total return.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company’s net asset value (“NAV”) per share (or its equivalent) practical expedient as provided by the underlying fund’s administrator.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Notes to Financial Statements

August 31, 2025

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2025:

ATAC Credit Rotation ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$6,510,448	$—	$—	$6,510,448
Investments Purchased with Collateral from
Securities Lending (a)	—	—	—	3,338,797
Money Market Funds	16,786	—	—	16,786
Total Investments	$6,527,234	$—	$—	$9,866,031

Notes to Financial Statements

August 31, 2025

ATAC US Rotation ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$3,490,562	$—	$—	$3,490,562
Investments Purchased with Collateral from
Securities Lending(a)	—	—	—	1,035,000
Money Market Funds	5,296	—	—	5,296
Total Investments	$3,495,858	$—	$—	$4,530,858

Refer to the Schedules of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of August 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.

Notes to Financial Statements

August 31, 2025

Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemption in-kind gain/loss. For the year ended August 31, 2025, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
ATAC Credit Rotation ETF	$13,137	$(13,137)
ATAC US Rotation ETF	(431,292)	431,292

Notes to Financial Statements

August 31, 2025

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Associated Risks of Short-Term Signals. Because the Funds expect to change their exposure as frequently as each week based on short-term price performance information, (i) each Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to each Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to each Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

●	Short-Term Signals Risk (ATAC Credit Rotation ETF Only). Additionally, because the Adviser determines the exposure for the ATAC Credit Rotation ETF based on the performance of the Utilities sector relative to the performance of the U.S. large-capitalization equity market, the Fund is exposed to the risk that such assets or their relative performance fail to accurately produce an advantageous signal. Consequently, the ATAC Credit Rotation ETF may significantly underperform relative to the broader fixed income market if the ATAC Credit-On/Credit-Off Index (the “JOJO Index”) is unsuccessful at producing an advantageous signal for the allocation to underlying exchange-traded funds (“Underlying ETFs” or “ETF”).

●	Short-Term Signals Risk (ATAC US Rotation ETF Only). Additionally, because the Adviser determines the exposure for the ATAC US Rotation ETF based on the price movements of gold and lumber, the Fund is exposed to the risk that such assets or their relative price movements fail to accurately predict future performance. Consequently, the ATAC US Rotation ETF may significantly underperform relative to the broader equity or fixed income market if the ATAC Risk-On/Risk-Off Index (the “RORO Index”) is unsuccessful at predicting future performance for the Underlying ETFs in which the Fund invests.

Credit Risk (ATAC Credit Rotation ETF Only). Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. These circumstances all affect the credit risk associated with debt securities and the credit risk could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Derivatives Risk (ATAC US Rotation ETF Only). The Fund is exposed to risks associated with derivatives through its investments in leveraged Underlying ETFs. Such Underlying ETFs may use derivative instruments, including swap agreements and futures contracts, which derive their value from the value of an underlying asset or index. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Underlying ETFs may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Underlying ETFs may give rise to a form of leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Underlying ETFs to be more volatile. The use of leverage may also increase expenses and increase the impact of the Underlying ETF’s other risks. The use of leverage may cause the Underlying ETFs to liquidate portfolio positions to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements when it may not be advantageous to liquidate such positions, resulting in increased volatility of returns. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETFs realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns.

Notes to Financial Statements

August 31, 2025

Equity Market Risk (ATAC US Rotation ETF Only). To the extent the Fund invests in Underlying ETFs that invest in equity securities or in equity securities directly, the Fund is subject to the risk that the equity securities held by the Fund or such Underlying ETFs may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Notes to Financial Statements

August 31, 2025

●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for each Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Fixed Income Securities Risk. The Funds invest directly or in Underlying ETFs that principally invest in long-duration U.S. Treasury securities. The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Government Obligations Risk (ATAC US Rotation ETF Only). The Fund invests directly or in Underlying ETFs that principally invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. The Fund may also invest directly in these securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline. Debt securities with a longer maturity, such as U.S. Treasuries, may fluctuate in value more than ones with a shorter maturity.

Growth Stocks Risk (ATAC US Rotation ETF Only). Growth stocks, which may be held by some of the Underlying ETFs in which the Fund invests or in which the Fund may directly invest, tend to rise and fall with the business cycle. When the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. These are typically companies that provide consumer discretionary goods or services. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic

Notes to Financial Statements

August 31, 2025

and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Growth companies may depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns.

High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in their portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

High Yield Securities Risk (ATAC Credit Rotation ETF Only). Securities rated below-investment-grade are often referred to as high-yield securities or “junk bonds” and are considered speculative in nature. The Fund may invest directly or through Underlying ETFs in high-yield securities. Investments in lower-rated corporate debt securities typically entail greater price volatility and principal and income risk. High-yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of high-yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Interest Rate Risk (ATAC Credit Rotation ETF Only). When interest rates increase, underlying fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed income securities and lead to increased volatility of fixed income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of underlying fixed income securities and instruments held by the Fund.

Leveraged ETF Risk (ATAC US Rotation ETF Only). Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund is indirectly exposed to derivatives risk through their investments in these leveraged ETFs. Further, investments in leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of their investment. Leveraged ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” above).

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Adviser’s success or failure to implement investment strategies for the Funds.

Market Capitalization Risk (ATAC US Rotation ETF Only). These risks apply to the extent the Underlying ETFs in which the Fund invests or in which the Fund invests directly, hold securities of large- and small-capitalization companies.

Notes to Financial Statements

August 31, 2025

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Underlying ETFs Risks. The Funds may suffer losses due to the investment practices of the Underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Funds invest will fluctuate based on changes in the NAV, as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. The Funds will incur higher and duplicative expenses because they invest in Underlying ETFs. Underlying ETFs are also subject to the “ETF Risks” described above.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Waiver
ATAC Credit Rotation ETF	1.25%	0.98%
ATAC US Rotation ETF	1.25%	0.98%

The Adviser has contractually agreed to waive 0.27% of its Investment Advisory Fee until at least December 31, 2025 for each Fund (each, a “Fee Waiver Agreement,” and collectively, the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay or requires the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings,

Notes to Financial Statements

August 31, 2025

dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended August 31, 2025 are disclosed in the Statements of Operations.

Effective May 2, 2025, the Sub-Adviser serves as investment sub-adviser to each Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to each Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.025% of each Fund’s average daily net assets. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by each Fund, except for Excluded Expenses and the sub-advisory fee payable to the Sub-Adviser. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser a corresponding share of profits, if any, generated by a Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser. Prior to being designated sub-adviser to the Funds on May 2, 2025, TRM had entered into an agreement with Tidal pursuant to which TRM had agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by each Fund, except for Excluded Expenses, in exchange for a corresponding share of profits, if any, generated by a Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. Effective August 1, 2025, Fund Services no longer serves as the sub-administrator for the Fund. Going forward, Fund Services will continue to serve as the fund accountant and transfer agent for the Fund. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the

Notes to Financial Statements

August 31, 2025

Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of net fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of August 31, 2025, market value of the securities on loan and payable on collateral received for securities lending were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
ATAC Credit Rotation ETF	$3,262,539	$3,338,797	50.0%
ATAC US Rotation ETF	1,009,200	1,035,000	28.9%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the year ended August 31, 2025, the Funds loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations.

The Funds are not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Notes to Financial Statements

August 31, 2025

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
ATAC Credit Rotation ETF	$55,196,308	$55,238,617
ATAC US Rotation ETF	84,379,329	84,495,256

For the year ended August 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the year ended August 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
ATAC Credit Rotation ETF	$13,834,394	$10,272,937
ATAC US Rotation ETF	—	3,299,292

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

Distributions paid from:	ATAC Credit Rotation ETF		ATAC US Rotation ETF
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Ordinary Income	$214,746	$154,100	$86,727	$142,604
Return of Capital	25,277	14,552	110,396	101,487

As of the fiscal year ended August 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	ATAC Credit	ATAC US
	Rotation ETF	Rotation ETF
Cost of investments(a)	$ 9,865,851	$ 4,715,107
Gross tax unrealized appreciation	366	—
Gross tax unrealized depreciation	(186)	(184,249)
Net tax unrealized appreciation (depreciation)	180	(184,249)
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	—	—
Other accumulated gain (loss)	(1,992,232)	(8,186,658)
Total distributable earnings/(accumulated losses)	$(1,992,052)	$(8,370,907)

(a)       The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Notes to Financial Statements

August 31, 2025

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year ended, the Funds had not elected to defer any post-October or late-year losses.

As of the fiscal year ended, the Funds had the following long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Long-Term	Short-Term	Total
ATAC Credit Rotation ETF	$--	$ (1,992,232)	$ (1,992,232)
ATAC US Rotation ETF	--	(8,186,658)	(8,186,658)

NOTE 9 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade

Notes to Financial Statements

August 31, 2025

tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On October 1, 2025, the Board determined to close and liquidate the ATAC US Rotation ETF at the recommendation of the Adviser and TRM. The Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders on October 24, 2025. Management has determined that there are no additional subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
ATAC US Rotation ETF,

ATAC Credit Rotation ETF and
The Board of Trustees of

Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ATAC US Rotation ETF (“US Rotation ETF”) and ATAC Credit Rotation ETF (“Credit Rotation ETF”) (collectively the “Funds”), each a series of Tidal Trust I (the “Trust”), including the schedules of investments, as of August 31, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting	Statement Of	Statements Of
Tidal Trust I	Operations	Changes In Net Assets	Financial Highlights
ATAC US Rotation ETF	For the year ended August 31, 2025	For each of the two years ended August 31, 2025	For each of the four years ended August 31, 2025 and for the period November 17, 2020 (commencement of operations) to August 31, 2021

ATAC Credit Rotation ETF	For the year ended August 31, 2025	For each of the two years ended August 31, 2025	For each of the four years ended August 31, 2025 and for the period July 15, 2021 (commencement of operations) to August 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 30, 2025

Other Non-Audited Information	ATAC ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ATAC Credit Rotation ETF	15.67%
ATAC US Rotation ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2025, was as follows:

ATAC Credit Rotation ETF	18.64%
ATAC US Rotation ETF	18.51%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended August 31, 2025, was as follows:

ATAC Credit Rotation ETF	0.00%
ATAC US Rotation ETF	0.00%

Core Financial Statements

August 31, 2025

Tidal Trust I

ATAC Rotation Fund – Investor Class	|	ATACX	|
ATAC Rotation Fund – Institutional Class	|	ATCIX	|

ATAC Rotation Fund

Schedule of Investments

August 31, 2025

EXCHANGE TRADED FUNDS - 99.4%	Shares	Value
Direxion Daily Small Cap Bull 3X Shares	177,456	$7,422,984
iShares Core S&P Small-Cap ETF(a)	145,673	17,195,241
iShares Russell 2000 ETF	31,496	7,406,914
Schwab US Small-Cap ETF	452,001	12,344,147
SPDR Portfolio S&P 600 Small Cap ETF	106,787	4,916,474

TOTAL EXCHANGE TRADED FUNDS (Cost $49,373,285)		49,285,760

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(b)	460,450	460,450

TOTAL SHORT-TERM INVESTMENTS (Cost $460,450)		460,450

TOTAL INVESTMENTS - 100.3% (Cost $49,833,735)		$49,746,210
Liabilities in Excess of Other Assets - (0.3)%		(143,320)
TOTAL NET ASSETS - 100.0%		$49,602,890

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.	1

Statement of Assets and Liabilities

August 31, 2025

ATAC Rotation Fund
ASSETS:
Investments, at value (cost $49,833,735) (Note 2)	$49,746,210
Interest receivable	947
Prepaid expenses and other assets	14,601
Total assets	$49,761,758

LIABILITIES:
Payable to Adviser, net of waiver (Note 4)	29,559
Payable for capital shares redeemed	117
Payable for fund administration and accounting fees (Note 4)	36,118
Payable for transfer agent fees and expenses (Note 4)	30,225
Payable audit fees	21,000
Payable for custody fees (Note 4)	1,825
Payable for legal fees	16,000
Payable for distribution fees (Note 5)	13,668
Payable for interest expense (Note 9)	3,255
Payable for printing and mailing	1,608
Payable for trustee fees	1,208
Other accrued expenses	4,285
Total liabilities	158,868
NET ASSETS	$49,602,890

NET ASSETS CONSISTS OF:
Paid-in capital	$88,033,755
Total distributable earnings/(accumulated losses)	(38,430,865)
Total Net Assets	$49,602,890

Investor Class:
Net assets	$9,990,478
Shares issued and outstanding(a)	256,077
Net asset value per share	$39.01

Institutional Class:
Net assets	$39,612,412
Shares issued and outstanding(a)	999,504
Net asset value per share	$39.63

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	2

Statement of Operations

For the Year Ended August 31, 2025

ATAC Rotation Fund(a)
INVESTMENT INCOME:
Dividend income	$1,639,578
Interest income	33,056
Total investment income	1,672,634

EXPENSES:
Investment advisory fee (Note 4)	647,107
Fund administration & accounting fees (Note 4)	118,050
Transfer agent fees (Note 4)	107,401
Legal fees	39,541
Federal and state registration fees	37,309
Distribution fees (Note 5)	32,022
Trustees' fees	22,961
Audit fees	19,498
Compliance fees	14,965
Custodian fees (Note 4)	9,775
Interest expense (Note 9)	7,034
Postage & printing fees	6,254
Insurance fees	2,554
Other expenses and fees	5,506
Total expenses	1,069,977
Expense reimbursement by Adviser (Note 4)	(263,123)
Net expenses	806,854
NET INVESTMENT INCOME (LOSS)	865,780

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,769,710
Net realized gain (loss)	3,769,710
Net change in unrealized appreciation (depreciation) on:
Investments	(63,985)
Net change in unrealized appreciation (depreciation)	(63,985)
Net realized and unrealized gain (loss)	3,705,725
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,571,505

(a)	The Fund was reorganized into Tidal Trust I on July 14, 2025. See Note 3 in the Notes to Financial Statements for additional information about the reorganization.

The accompanying notes are an integral part of these financial statements.	3

Statement of Changes in Net Assets

	ATAC Rotation Fund
	Year Ended August 31, 2025(a)	Year Ended August 31, 2024
OPERATIONS:
Net investment income (loss)	$865,780	$515,255
Net realized gain (loss)	3,769,710	15,082,210
Net change in unrealized appreciation (depreciation)	(63,985)	(859,710)
Net increase (decrease) in net assets resulting from operations	4,571,505	14,737,755

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(134,090)	—
Institutional Class	(381,165)	—
Total distributions to shareholders	(515,255)	—

CAPITAL TRANSACTIONS:
Investor Class:
Subscriptions	2,058,992	1,110,904
Reinvestment of distributions	126,639	—
Redemptions	(10,194,088)	(6,179,383)
Net increase (decrease) - Investor Class	(8,008,457)	(5,068,479)

Institutional Class:
Subscriptions	7,209,522	2,844,116
Reinvestment of distributions	379,133	—
Redemptions	(10,865,849)	(13,335,620)
Net increase (decrease) - Institutional Class	(3,277,194)	(10,491,504)
Net increase (decrease) in net assets resulting from capital transactions	(11,285,651)	(15,559,983)

NET INCREASE (DECREASE) IN NET ASSETS	(7,229,401)	(822,228)

NET ASSETS:
Beginning of the period	56,832,291	57,654,519
End of the period	$49,602,890	$56,832,291

SHARES TRANSACTIONS
Investor Class:
Subscriptions	60,877	35,635
Distributions reinvested	3,859	—
Redemptions	(309,616)	(209,106)
Net increase (decrease) - Investor Class	(244,880)	(173,471)

Institutional Class:
Subscriptions	212,882	95,091
Distributions reinvested	11,389	—
Redemptions	(309,908)	(443,865)
Net increase (decrease) - Institutional Class	(85,637)	(348,774)
Net increase (decrease) in net assets in shares outstanding	(330,517)	(522,245)

(a)	The Fund was reorganized into Tidal Trust I on July 14, 2025. See Note 3 in the Notes to Financial Statements for additional information about the reorganization.

The accompanying notes are an integral part of these financial statements.	4

FINANCIAL HIGHLIGHTS	ATAC Rotation Fund

For a share outstanding throughout the periods presented

Investor Class	Year Ended
	August 31, 2025 (f)	August 31, 2024		August 31, 2023	August 31, 2022	August 31, 2021
PER SHARE DATA:
Net asset value, beginning of year	$35.49	$27.13		$30.14	$43.13	$47.60

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.53	0.23		(0.13)	(0.20)	(0.21)
Net realized and unrealized gain (loss) on investments(b)	3.29	8.13		(2.88)	(12.79)	1.76
Total from investment operations	3.82	8.36		(3.01)	(12.99)	1.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	—		—	—	(0.03)
Net realized gain	—	—		—	—	(5.99)
Total distributions	(0.30)	—		—	—	(6.02)

Net asset value, end of year	$39.01	$35.49		$27.13	$30.14	$43.13

TOTAL RETURN	10.91%	30.81	%(e)	(9.99)%	(30.12)%	2.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$9,990	$17,778		$18,298	$26,646	$84,449
Ratio of expenses to average net assets(c)
Before expense waiver/recoupment	2.25%	2.33%		2.37%	1.92%	1.77%
After expense waiver/recoupment	1.75%	1.84%		2.01%	1.80%	1.75%

Ratio of expenses excluding interest expense to average net assets(c):
Before expense waiver/recoupment	2.23%	2.23%		2.10%	1.86%	1.76%
After expense waiver/recoupment	1.73%	1.74%		1.74%	1.74%	1.74%
Ratio of net investment income (loss) to average net assets(c):
After expense waiver/recoupment	1.57%	0.77%		(0.43)%	(0.51)%	(0.45)%
Portfolio turnover rate(d)	1,327%	2,155%		2,259%	2,610%	2,030%

(a) Net investment income (loss) per share has been calculated based on average shares outstanding during the year.

(b) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c) Does not include expenses of investment companies in which the Fund invests.

(d) Portfolio turnover disclosed is for the Fund as a whole.

(e) Payment from investment adviser due to a trade error added 1.13% to this return.

(f) The Fund reorganized into Tidal Trust I on July 14, 2025.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL HIGHLIGHTS	ATAC Rotation Fund

For a share outstanding throughout the periods presented

Institutional Class	Year Ended
	August 31, 2025 (f)	August 31, 2024		August 31, 2023	August 31, 2022	August 31, 2021
PER SHARE DATA:
Net asset value, beginning of year	$35.99	$27.45		$30.42	$43.41	$47.81

INVESTMENTS OPERATIONS:
Net investment income (loss)(a)	0.60	0.31		(0.05)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments(b)	3.37	8.23		(2.92)	(12.89)	1.77
Total from investment operations	3.97	8.54		(2.97)	(12.99)	1.68

LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	—		—	—	(0.09)
Net realized gain	—	—		—	—	(5.99)
Total distributions	(0.33)	—		—	—	(6.08)

Net asset value, end of year	$39.63	$35.99		$27.45	$30.42	$43.41

TOTAL RETURN	11.19%	31.11	%(e)	(9.76)%	(29.92)%	2.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$39,612	$39,055		$39,356	$62,336	$136,443
Ratio of expenses to average net assets(c)
Before expense waiver/recoupment	2.00%	2.08%		2.12%	1.68%	1.53%
After expense waiver/recoupment	1.50%	1.59%		1.77%	1.56%	1.50%

Ratio of expenses excluding interest expense to average net assets(c):
Before expense waiver/recoupment	1.98%	1.98%		1.84%	1.61%	1.52%
After expense waiver/recoupment	1.48%	1.49%		1.49%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets(c):
After expense waiver/recoupment	1.71%	1.02%		(0.18)%	(0.27)%	(0.20)%
Portfolio turnover rate(d)	1,327%	2,155%		2,259%	2,610%	2,030%

(a) Net investment income (loss) per share has been calculated based on average shares outstanding during the year.

(b) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c) Does not include expenses of investment companies in which the Fund invests.

(d) Portfolio turnover disclosed is for the Fund as a whole.

(e) Payment from investment adviser due to a trade error added 1.13% to this return.

(f) The Fund reorganized into Tidal Trust I on July 14, 2025.

The accompanying notes are an integral part of these financial statements.	6

Notes to Financial Statements

August 31, 2025

NOTE 1 – ORGANIZATION

The ATAC Rotation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Fund offers Investor Class and Institutional Class Shares. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Tactical Rotation Management, LLC (“TRM” or the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Fund’s Investor Class commenced operations on September 10, 2012 and the Institutional Class commenced operations on March 26, 2018. The Fund reorganized into the Trust on July 14, 2025. For additional information on the reorganization, see Note 3, below.

The investment objective of the Fund is to achieve absolute positive returns over time.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

 7

Notes to Financial Statements

August 31, 2025

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2025:

ATAC Rotation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$49,285,760	$—	$—	$49,285,760
Money Market Funds	460,450	—	—	460,450
Total Investments	$49,746,210	$—	$—	$49,746,210

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain

 8

Notes to Financial Statements

August 31, 2025

ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of August 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share for each class of Shares is calculated by dividing the sum of the value of the securities held by the applicable class, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for such class, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven

 9

Notes to Financial Statements

August 31, 2025

calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. There were no reclassifications for the year ended August 31, 2025.

NOTE 3 – REORGANIZATION APPROVAL

The Fund became a series of the Trust pursuant to a reorganization that took place following the close of business on July 14, 2025 (the “Reorganization”), pursuant to which the Fund acquired all of assets and liabilities of the ATAC Rotation Fund (the “Predecessor Fund”), a series of Managed Portfolio Series. The Fund was established as a “shell” fund organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund as a series of the Trust. The Fund had no performance history prior to the Reorganization. The Predecessor Fund was deemed to be the accounting survivor of the Reorganization for financial reporting purposes and as a result, the financial statements of the Fund reflect the operations of the Predecessor Fund for the period prior to the Reorganization. The Fund commenced operations as a series of the Trust on July 14, 2025.

The Reorganization was accomplished by a tax-free exchange of shares of the Predecessor Fund for shares of the Fund of equivalent aggregate net asset value. Fees and expenses incurred to affect the Reorganization were borne by Tidal Investments and TRM. The Reorganization did not result in a material change to the Predecessor Fund’s investment portfolio as compared to the Fund. There are no material differences in accounting policies of the Predecessor Fund as compared to the Fund. The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly management fee (the “Investment Advisory Fee”) of 1.25% of the Fund’s average daily net assets for the first $500 million; 1.15% on the next $250 million; 1.05% on the next $250 million; and 0.95% over $1 billion.

The Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) based upon the average daily net assets of the Fund not exceeding an annual rate of 1.69% and 1.44% of the Investor Class and Institutional Class, respectively.

 10

Notes to Financial Statements

August 31, 2025

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated through at least July 31, 2027. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Recoverable Through
August 2026	$260,718
August 2027	267,896
August 2028	263,123

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.025% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay Fund expenses under the Operating Expenses Limitation Agreement. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser a portion of the profits, if any, earned by the Adviser under the Advisory Agreement. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. Effective August 1, 2025, Fund Services no longer serves as the sub-administrator for the Fund. Going forward, Fund Services will continue to serve as the fund accountant and transfer agent for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – DISTRIBUTION COSTS

 11

Notes to Financial Statements

August 31, 2025

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the year ended August 31, 2025, the Fund’s Investor Class incurred $32,022 for expenses pursuant to the Plan.

NOTE 6 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023 -07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$677,265,372	$687,802,289

For the year ended August 31, 2025, there were no purchases or sales of long-term U.S. government securities.

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended August 31, 2025 and August 31, 2024 were as follows:

Distributions paid from:	August 31, 2025	August 31, 2024
Ordinary Income	$515,255	$—

 12

Notes to Financial Statements

August 31, 2025

As of the fiscal year ended August 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments	$49,833,735
Gross tax unrealized appreciation	24,586
Gross tax unrealized depreciation	(112,111)
Net tax unrealized appreciation (depreciation)	(87,525)
Undistributed ordinary income (loss)	865,780
Undistributed long-term capital gain (loss)	—
Total distributable earnings	865,780
Other accumulated gain (loss)	(39,209,120)
Total distributable earnings/(accumulated losses)	$(38,430,865)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal year ended August 31, 2025, the Fund had not elected to defer any post-October or late-year losses.

As of the fiscal year ended August 31, 2025, the Fund had no long-term capital loss carryovers and short-term capital loss carryovers of $39,209,120, which do not expire.

NOTE 9 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the year ended August 31, 2025 were as follows:

Maximum available credit	$5,000,000
Largest amount outstanding on an individual day	2,432,000
Average daily loan outstanding, when in use	733,935
Credit facility outstanding on as of August 31, 2025	—
Average interest rate, when in use	7.50%
Interest rate terms	Prime
Interest rate as of August 31 2025	7.50%
Expiration Date	June 24, 2026

NOTE 10 - LEVERAGED ETFS

Leveraged ETFs are funds that rely on financial derivatives and/or debt (“leverage”) to amplify the investment return of an underlying index. The use of leverage will magnify the effect of any increase or decrease in the value of a Leveraged ETF’s portfolio. During the year ended August 31, 2025, the Fund invested in Leveraged ETFs.

NOTE 11 - CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2025, UBS Wealth Management and RBC Capital Markets LLC, for the benefit of their customers, held 34.5% and 29.0% of the Fund, respectively.

 13

Notes to Financial Statements

August 31, 2025

NOTE 12 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 13 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

 14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

ATAC Rotation Fund and

The Board of Trustees of

Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of ATAC Rotation Fund (the “Fund”), a series of Tidal Trust I (the “Trust”), including the schedule of investments, as of August 31, 2025, the related statement of operations, the statement of changes in net assets and the financial highlights for the year ended August 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations, the changes in its net assets and the financial highlights for the year ended August 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets for the year ended August 31, 2024 and the financial highlights for each of the four years in the period ended August 31, 2024 have been audited by other auditors, whose report dated October 30, 2024 expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 30, 2025

 15

Other Non-Audited Information

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ATAC Rotation Fund	20.59%

For corporate shareholders, the percent of ordinary income distributions qualified for the corporate dividends received deduction for the fiscal year ended August 31, 2025, was as follows:

ATAC Rotation Fund	8.26%

The percentage of taxable ordinary income distributions that are designated as short-term capital gains distributions under Internal Revenue Section 871(k)(2)(c) for the year ended August 31, 2025, was as follows:

ATAC Rotation Fund	0.00%

 16

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

On July 14, 2025, the ATAC Rotation Fund (the “Predecessor Fund”) was reorganized into the Fund. In connection with this reorganization, the Tidal ETF Trust Audit Committee approved the decision to appoint Tait, Weller & Baker LLP (“Tait”) as the Fund's independent registered public accounting firm. Subsequent to the reorganization, on July 15, 2025, Cohen & Co. LLC (“Cohen”) was dismissed as the independent registered public accounting firm to the Predecessor Fund.

The financial information shown in the annual financials and other information is that of the Predecessor Fund prior to the Reorganization. The financial information for the fiscal periods ended August 31, 2023 and August 31, 2024 has been audited by Cohen, the independent registered public accounting firm for the Predecessor Fund during such period, whose report, along with the Predecessor Fund's financial statements, are included in the Predecessor Fund's annual report.

During the Predecessor Fund's fiscal periods ended August 31, 2023 and August 31, 2024 and the subsequent interim period through July 15, 2025: (i) there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events described in Item 304(a) (1) (v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund requested that Cohen furnish it with a letter addressed to the Securities and Exchange Commission stating whether Cohen agrees with the statements contained above. A copy of the letter from Cohen to the Securities and Exchange Commission is filed as an exhibit hereto.

During the Predecessor Fund's fiscal periods ended August 31, 2023 and August 31, 2024 and the subsequent interim period through July 15, 2025, neither the Predecessor Fund, the Fund nor anyone on the behalf of either has consulted Tait on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a) (1) (iv) of Item 304 of Regulations S-K) or reportable events (as described in paragraph (a) (1) (v) of said Item 304).

Item 9. Proxy Disclosure for Open-End Investment Companies.

A Special Meeting of Shareholders of the Predecessor Fund, a series of Managed Portfolio Series, was held on June 5, 2025. The purpose of the meeting was to approve (1) To approve an Agreement and Plan of Reorganization between the Managed Portfolio Series, on behalf of the ATAC Rotation Fund (the “Target Fund”), and Tidal ETF Trust, on behalf of the ATAC Rotation Fund (the “Acquiring Fund”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”). At the meeting, the proposal was passed. No other business was transacted at the meeting with respect to the Predecessor Fund.

The results of the voting at the meeting are as follows:

For	% Voted For	% For of Outstanding Shares
942,289	95.36%	62.76%

Against	% Voted Against	% Against of Outstanding Shares
2,646	0.27%	0.18%

Abstain	% Voted Abstain	% Abstain of Outstanding Shares
43,207	4.37%	2.88%

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on May 29, 2025 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the ATAC Rotation Fund (the “Fund”), a proposed series of the Trust, and Tidal Investments LLC, the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub- advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto, who will serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board noted that the Fund will be the successor to the corresponding series of Managed Portfolio Series (the “Predecessor Fund”) advised by the Adviser and which will be reorganized with and into the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser currently serves as the investment adviser for the Predecessor Fund, and the Adviser currently manages the ATAC Credit Rotation ETF and ATAC US Rotation ETF, each an exchange-traded fund series of the Trust, that utilize systematic investment strategies comparable to the strategy to be employed by the Fund, but which are based on different market signals.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of Tactical Rotation Management, LLC (“TRM” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective and quarterly reporting to the Board. The Board noted that the Adviser would be responsible for trade execution for the Fund and the Sub-Adviser would be responsible for selecting the Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.
2.	Investment Performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Trustees considered the performance of the Predecessor Fund for which the Adviser serves as investment adviser. The Trustees noted that the Fund will not commence operations until after the closing of the Reorganization, at which time the Fund will adopt the performance history of the Predecessor Fund.

The Board considered the performance of the Predecessor Fund’s Institutional Class shares on an absolute basis and in comparison to the Fund’s benchmark index, the S&P 500 Total Return Index. The Board also considered comparative information prepared by Barrington Partners (“Barrington”), an independent investment management analytics consulting firm, comparing the Predecessor Fund to a peer group of open-end mutual funds selected by Barrington using data provided by Morningstar, Inc. through its peer group selection process (a peer group of U.S. open- end tactical allocation funds) (the “ATAC Peer Group”). The Board noted that the Predecessor Fund underperformed the S&P 500 Total Return Index for the one-year, three-year and five-year periods ended March 31, 2025. The Board also considered that the Predecessor Fund outperformed the ATAC Peer Group for the one-year period ended March 31, 2025, but underperformed the ATAC Peer Group for the three-year and five-year periods ended March 31, 2025.

The Board also considered that the portfolio investment decision-making for the Predecessor Fund was performed by the Adviser, with Michael Venuto and Michael Gayed serving as portfolio managers, and that on a going forward basis, the portfolio decision-making for the Fund would be performed by the Sub-Adviser with Michael Gayed serving as a portfolio manager for the Sub-Adviser, and that the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.

3.	Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Trustees noted that the Fund’s proposed contractual management fee of 1.25% was higher than the ATAC Peer Group average of 1.01%. The Trustees further noted that the Fund’s proposed total expense ratio for Institutional Class shares (net of fee waivers and expense reimbursements and including estimated interest expense of 0.03% and estimated acquired fund fees and expenses of 0.13%) of 1.60% was higher than the ATAC Peer Group average of 1.41%.

The Trustees considered that the Adviser has agreed to waive a portion or all of its management fees, and reimburse the Fund for certain operating expenses in order to ensure that total annual fund operating expenses (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.69% of the average daily net assets of the Fund’s Investor Class shares and 1.44% of the average daily net assets of the Fund’s Institutional Class shares. The Trustees noted that fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and expense payment occurred and at the time of the recoupment. The Trustees further noted that the operating expenses limitation agreement is indefinite, but cannot be terminated through at least July 31, 2027.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser has adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.
4.	Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted that the advisory fee contained breakpoint reductions as the Fund’s assets grow in size, which may benefit shareholders.
5.	Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the meeting held on May 29, 2025, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, proposed to be entered into between the Adviser and TRM. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Michael Gayed, who will serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub- Adviser’s compliance program, its compliance personnel, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser does not currently serve as the sub-adviser to the ATAC Rotation Fund (the “Predecessor Fund”), a series of Managed Portfolio Series (the “Predecessor Fund”) that will reorganize with and into the Fund (the “Reorganization”), but that Michael Gayed has served as a portfolio manager of the Predecessor Fund, as an employee of the Adviser, since the Predecessor Fund’s inception, and he will continue to serve as a portfolio manager of the Fund, as an employee of the Sub-Adviser, after the Reorganization. The Board further noted the Fund will not commence operations until after the closing of the Reorganization of the Predecessor Fund with and into the Fund, at which time the Fund will adopt the performance history of the Predecessor Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for selecting the Fund’s investments at the Fund’s inception, subject to oversight by the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.
2.	Investment Performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations. Because the Fund had not yet commenced operations and did not have its own performance history, the Trustees considered the performance of the Predecessor Fund which was managed by the same portfolio managers that will serve as portfolio managers to the Fund.

The Board considered the performance of the Predecessor Fund’s Institutional Class shares on an absolute basis and in comparison to the Fund’s benchmark index, the S&P 500 Total Return Index. The Board also considered comparative information prepared by Barrington Partners (“Barrington”), an independent investment management analytics consulting firm, comparing the Predecessor Fund to a peer group of open-end mutual funds selected by Barrington using data provided by Morningstar, Inc. through its peer group selection process (a peer group of U.S. open- end tactical allocation funds) (the “ATAC Peer Group”). The Board noted that the Predecessor Fund underperformed the S&P 500 Total Return Index for the one-year, three-year and five-year periods ended March 31, 2025. The Board also considered that the Predecessor Fund outperformed the ATAC Peer Group for the one-year period ended March 31, 2025, but underperformed the ATAC Peer Group for the three-year and five-year periods ended March 31, 2025.

After considering all of the information, the Board concluded that the performance of the Predecessor Fund was satisfactory under current market conditions and that the Sub-Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Sub-Adviser’s management.

3.	Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.
4.	Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5.	Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on April 3, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of each of the ATAC Credit Rotation ETF (the “JOJO ETF”) and the ATAC US Rotation ETF (the “RORO ETF”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds, including trade execution and recommendations with respect to the hiring, termination or replacement of sub-advisers to the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Michael Gayed, who currently serves as a portfolio manager to the Fund as an independent contractor for the Adviser (but who will serve as a portfolio manager to the Fund as an employee of the Fund’s new sub-adviser, Tactical Rotation Management, LLC (“TRM” or the “Sub-Adviser”), upon the effective date of the sub-advisory agreement between the Adviser, on behalf of the Funds, and TRM), as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser currently manages the ATAC Rotation Fund, an open-end mutual fund, that utilizes a systematic investment strategy comparable to the strategy employed by the Funds, but which are based on different market signals.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of TRM, the Funds’ sub-adviser (when effective) and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of each Fund’s use of derivatives instruments, and monitoring the extent to which each Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is currently responsible for portfolio investment decisions and trade execution for each Fund and the Sub-Adviser (when effective) will be responsible for portfolio investment decisions for each Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board also considered each Fund’s performance (at net asset value) against its benchmark index and a custom peer group.

The Board considered the performance of the JOJO ETF on an absolute basis, in comparison to the ATAC Credit-On/Credit-Off Index (the “JOJO Index”), a proprietary index owned and maintained by the Adviser that provides the credit-on/credit-off trading signals for the Fund, and in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC (“AltaVista”), a third-party ETF research firm, utilizing a peer group selection process managed by Barrington Partners (“Barrington”), an independent investment management analytics consulting firm, comparing the JOJO ETF to a customized group of ETFs selected by Barrington (the “JOJO Peer Group”). The Board noted that the Fund performed in-line with the JOJO Index. The Board noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the one-year period ended February 28, 2025, but the Fund had negative absolute returns and underperformed the Index for the three-year and since inception periods ended February 28, 2025. The Board considered that the Fund’s performance was in-line with the JOJO Peer Group median but below the JOJO Peer Group average for the one-year period ended February 28, 2025, and that the Fund underperformed the JOJO Peer Group median and average for the three-year period ended February 28, 2025. The Board also noted that the Fund ranked sixth out of 11 funds in the JOJO Peer Group over the one-year period ended February 28, 2025, and last out of eight funds in the JOJO Peer Group over the three-year period ended February 28, 2025. In evaluating the Fund’s performance, the Board considered the systematic nature of the Fund’s investment strategy which bases investment decisions on different market signals and how that investment strategy had contributed to the Fund’s performance.

The Board considered the performance of the RORO ETF on an absolute basis, in comparison to the ATAC Risk-On/Risk-Off Index (the “RORO Index”), a proprietary index owned and maintained by the Adviser that provides the risk-on/risk-off trading signals for the Fund, in comparison to its benchmark index (the S&P 500 Total Return Index), and in comparison to a secondary index (the Lipper Flexible Portfolio Fund Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, utilizing a peer group selection process managed by Barrington, comparing the RORO ETF to a customized group of ETFs selected by Barrington (the “RORO Peer Group”). The Board noted that the Fund performed in-line with the RORO Index. The Board noted that the Fund had negative absolute returns and underperformed the S&P 500 Total Return Index and the Lipper Flexible Portfolio Fund Total Return Index for the one-year, three-year and since inception periods ended February 28, 2025. The Board also considered that the Fund had underperformed the RORO Peer Group median and average for the one-year and three-year periods ended February 28, 2025. The Board noted that the Fund ranked last out of 13 funds in the RORO Peer Group for the one-year period ended February 28, 2025, and last out of nine funds in the RORO Peer Group for the three- year period ended February 28, 2025. In evaluating the Fund’s performance, the Board considered the systematic nature of the Fund’s investment strategy which bases investment decisions on different market signals and how that investment strategy had contributed to the Fund’s performance.

After considering all of the information, the Board concluded that the long-term performance of the JOJO ETF lagged its benchmark index and peer group, and the RORO ETF lagged its benchmark indices and peer group across all periods reviewed, and the Board would continue to monitor the performance of each Fund on a quarterly basis. The Board also concluded that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of TRM to assume a portion of such obligation in exchange for a corresponding portion of the profits, if any, generated by each Fund’s unitary fee. The Board also noted that the Adviser has contractually agreed to an advisory fee waiver that reduces each Fund’s unitary fee from 1.25% to 0.98% of each Fund’s average daily net assets through at least December 31, 2025. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement.

The Board considered that the JOJO ETF’s advisory fee of 1.25% was above the JOJO Peer Group average of 0.759%, and that the JOJO ETF’s net expense ratio, after fee waivers, of 0.98% was above the JOJO Peer Group average of 0.866%.

The Board considered that the RORO ETF’s advisory fee of 1.25% was above the RORO Peer Group average of 0.782%, and that the JOJO ETF’s net expense ratio, after fee waivers, of 0.98% was below the RORO Peer Group average of 1.01%.

The Board concluded that each Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Funds by the Adviser given the nature of each Fund’s investment strategy. The Board also concluded, in light of each Fund’s strategy and investments primarily in exchange-traded funds (“underlying ETFs”), that the advisory fee paid to the Adviser is based on services provided by the Adviser that are in addition to, rather than duplicative of, the services provided under the advisory agreements for the underlying ETFs. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Funds, and the profitability of each Fund’s unitary fee on an aggregate basis. The Board concluded that the fees had not been, and currently were not, excessive, and that while each Fund was not yet profitable on an aggregate basis, the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Funds Grow. The Board compared each Fund’s expenses relative to its applicable peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on February 20, 2025 to consider the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the JOJO ETF, the RORO ETF and the ATAC Equity Leverage Rotation ETF (the “LOLO ETF”) (each, a “ Fund,” and together, the “Funds”), proposed to be entered into between the Adviser and TRM. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement for each of the ATAC ETFs (which hereinafter may be referred to in this section each as a “Fund,” and together, the “Funds”), reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors set forth below for the Funds:

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of TRM’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of Michael Gayed, who will continue to serve as a portfolio manager for the Funds, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Funds. The Board noted that Mr. Gayed was previously an employee of the Adviser and now serves as President and Chief Investment Officer of the Sub-Adviser. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which each Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that TRM would be responsible for selecting the Funds’ investments, subject to oversight by the Adviser. The noted that the LOLO ETF was not yet operational.

The Board concluded that TRM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as TRM’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and TRM. The Board noted that Mr. Gayed, previously an employee of Tidal and a portfolio manager of each Fund since its inception, as applicable, has been responsible for selecting investments for the Funds and will continue to be responsible for selecting investments for the Funds pursuant to the Sub-Advisory Agreement.

The Board considered the performance of the RORO ETF on an absolute basis, in comparison to the ATAC Risk-On/Risk-Off Domestic Index (the “RORO Index”), its benchmark index (the S&P 500 Total Return Index), and in comparison to a secondary index (the Lipper Flexible Portfolio Fund Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, utilizing a peer group selection process managed by Barrington, comparing the RORO ETF to a customized group of ETFs selected by Barrington (the “RORO Peer Group”). The Board noted that the Fund’s performance trailed the RORO Index, the S&P 500 Total Return Index and the Lipper Flexible Portfolio Fund Total Return Index for the one-year, three-year and since inception periods ended December 31, 2024. The Board also considered that the Fund had underperformed the RORO Peer Group median and average for the one-year and three-year periods ended January 31, 2025. The Board noted that the Fund ranked 12 out of 13 funds in the RORO Peer Group for the one-year period ended January 31, 2025, and last out of 9 funds in the RORO Peer Group for the three-year period ended January 31, 2025. In evaluating the RORO ETF’s performance, the Board considered the systematic nature of the Fund’s investment strategy which bases investment decisions on different market signals and how that investment strategy had contributed to the Fund’s performance.

The Board discussed the performance of the JOJO ETF on an absolute basis and in comparison to the ATAC Credit-On/Credit-Off Index (the “JOJO Index”), and its benchmark index (the Bloomberg U.S. Aggregate Bond Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, utilizing a peer group selection process managed by Barrington, comparing the JOJO ETF to a customized group of ETFs selected by Barrington (the “JOJO Peer Group”). The Board noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the one- year period and underperformed the benchmark index for the three-year and since inception periods ended December 31, 2024. The Board considered that the Fund had outperformed the JOJO Index for the one-year, three-year and since inception periods ended December 31, 2024. The Board also considered that the Fund had underperformed the JOJO Peer Group median and average for the one-year and three-year periods ended January 31, 2025. The Board noted that the Fund ranked 7 out of 11 funds in the JOJO Peer Group for the one-year period ended January 31, 2025, and last out of 8 funds in the JOJO Peer Group for the three-year period ended January 31, 2025. In evaluating the JOJO ETF’s performance, the Board considered the systematic nature of the Fund’s investment strategy which bases investment decisions on different market signals and how that investment strategy had contributed to the Fund’s performance.

The Board noted that the LOLO ETF was not yet operational and therefore had no performance.

After considering all of the information, the Board concluded that the performance of the RORO ETF and the JOJO ETF was satisfactory under current market conditions and that TRM has the necessary expertise and resources in providing investment sub-advisory services in accordance with each Fund’s investment objective and investment strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from Mr. Gayed’s continued portfolio management under TRM.

3.	Cost of Services Provided and Profits Realized by the TRM. The Board considered the structure of the proposed sub-advisory fees to be paid by the Adviser to TRM under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services to be performed by TRM. Since the sub-advisory fees are to be paid by the Adviser, the overall advisory fees paid by the Funds are not directly affected by the sub- advisory fees paid to TRM. Consequently, the Board did not consider the cost of services provided by TRM or the potential profitability of its relationship with the Funds to be material factors for consideration given that TRM is not affiliated with the Adviser and, therefore, the sub- advisory fees to be paid to TRM were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to TRM by the Adviser reflected an appropriate allocation of the advisory fees and were reasonable in light of the services to be provided by TRM.

4.	Extent of Economies of Scale as the Funds Grow. Since the sub-advisory fees payable to TRM are not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as each Fund’s assets increase.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by TRM from its association with the Funds. The Board concluded that the benefits TRM may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that TRM will provide to each of the Funds; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 10, 2025

* Print the name and title of each signing officer under his or her signature.